Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 28,103
2014	29,354
2015	31,979
2016	34,433
2017	36,532
2018 - 2020	216,189
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2,708
2014	2,825
2015	2,927
2016	3,018
2017	3,103
2018 - 2020	16,493
Medicare Reimbursements [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	377
2014	0
2015	0
2016	$ 0